SPAC Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SPAC Warrants (Details) [Line Items]
Ordinary share price (in Dollars per share)	$ 2.41
Description of warrants for redemption	The Company may call the warrants for Redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant,• at any time while the warrants are exercisable;• upon not less than 30 days’ prior written notice of Redemption to each warrant holder;• if, and only if, the reported last sale price of the Company’s ADSs equals or exceeds $18.00 per ADS, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of Redemption to warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the Class A Ordinary Shares underlying such warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of Redemption.	The Company may call the warrants for Redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant,• at any time while the warrants are exercisable;• upon not less than 30 days’ prior written notice of Redemption to each warrant holder;• if, and only if, the reported last sale price of the Company’s ADSs equals or exceeds $18.00 per ADS, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of Redemption to warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the Class A Ordinary Shares underlying such warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of Redemption.
Public Warrants [Member]
SPAC Warrants (Details) [Line Items]
Warrants issued	11,500,000	11,500,000
Warrants outstanding	11,500,000	11,500,000
Private Warrants [Member]
SPAC Warrants (Details) [Line Items]
Warrants issued	5,375,000	5,375,000
Warrants outstanding	5,375,000	5,375,000
Underwriters’ Warrants [Member]
SPAC Warrants (Details) [Line Items]
Warrants issued	920,000	920,000
Warrants outstanding	920,000	920,000
Exercise price of warrants (in Dollars per share)	$ 12	$ 12
Proficient Alpha Acquisition Corp [Member]
SPAC Warrants (Details) [Line Items]
Ordinary share price (in Dollars per share)	11.5	11.5
ADS [Member]
SPAC Warrants (Details) [Line Items]
Ordinary share price (in Dollars per share)	$ 11.5	$ 11.5